New Global Energy, Inc.- Statements of Cash Flows (USD $)	0 Months Ended
Jan. 31, 2012
Cash flows from operating activities
Net Loss	$ (199)
Expenses paid by related parties	199
(Increase) decrease in current assets	0
Increase (decrease) in accounts payable & accrued expenses	0
Cash used by operating activities	0
Cash Flows From Financing Activities:
Proceeds from issuance of common stock	1,750
Proceeds from convertible note advances	5,000
Cash generated by financing activities	6,750
CHANGE IN CASH	6,750
CASH, BEGINNING OF PERIOD	0
CASH, END OF PERIOD	$ 6,750